Loan Payable (Details) - USD ($)	Jan. 12, 2021	Apr. 22, 2020
Debt Disclosure [Abstract]
Loan payable		$ 41,250
Company requirements percentage		100.00%
Forgiven PPP Loan amount	$ 41,250
Interest forgiven in full	$ 298